Note F - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Goodwill [Table Text Block]
	2018	2017	2016
Beginning of year	$7,371	$7,801	$1,267
Acquired goodwill	----	----	6,534
Impairment	----	----	----
Finalization of Milton acquisition accounting	----	(430)	----
End of year	$7,371	$7,371	$7,801

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2018		2017
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$738	$359	$738	$224

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2019	$114
2020	94
2021	74
2022	53
2023	32
Thereafter	12
Total	$379